Note payable - Payment schedules (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Undiscounted	$ 270,125
Carrying value	2,204,045
Current	1,941,349
Long-term	262,696
Carrying value	2,204,045
Note Payable [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value	270,125		$ 2,204,045	$ 3,883,733
Carrying value	270,125		$ 2,204,045	$ 3,883,733
Note Payable [Member] | March 28, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value	270,125
Carrying value	270,125
Note Payable [Member] | Brazilian Reais | March 28, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Undiscounted | R$		R$ 1,000,000
Note Payable [Member] | Canada, Dollars | March 28, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Undiscounted	$ 229,153